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                                                                 [LINCOLN LOGO]
                                                                   Lincoln Life

                                                                 LAW DEPARTMENT
                                    THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                              ONE GRANITE PLACE
                                                   CONCORD, NEW HAMPSHIRE 03301

                                                             RONALD R. BESSETTE
                                                              ASSOCIATE COUNSEL
                                                            Phone: 603-229-6140
                                                              Fax: 603-226-5448
                                                        Ronald.Bessette@lfg.com


VIA EDGARLINK
-------------

October 2, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

  Re: Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-145235) and Amendment No. 52 to Registration Statement under the Investment Company Act of 1940 (File No. 811-08579)
       Lincoln Life Flexible Premium Variable Life Account R

Dear Commissioners:

On behalf of The Lincoln National Life Insurance Company (the "Company") and Lincoln Life Flexible Premium Variable Life Account R (the "Account") transmitted for filing is Pre-Effective Amendment No. 1 (the "Pre-Effective Amendment") to Registration Statement on Form N-6 (Registration No. 333-145235) of the Account under the Securities Act of 1933 Act and Amendment No. 52 under the Investment Company Act of 1940 (File No. 811-08579) (the "Registration Statement").

Included with the filing are the Consent of Independent Registered Public Accounting Firm and the request on behalf of the Separate Account and the Principal Underwriter to acceleration of the effectiveness of the Registration Statement to October 2, 2007 or as soon prior to or thereafter as practicable.

Thank you for your assistance with this filing. Please contact me at (603) 229-6140 with any questions.

Sincerely,

/s/ Ronald R. Bessette
Ronald R. Bessette